Interest bearing debt, Credit Agricole Credit Facility (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 30, 2016	Sep. 30, 2020
Credit Facility [Abstract]
Borrowing amount		$ 492,368
Credit Agricole Credit Facility [Member]
Credit Facility [Abstract]
Debt prepayment before installment term	$ 5,000	$ 12,700
Frequency of periodic repayment		Quarterly
Borrowing amount		$ 48,700
Debt repayment installment amount		700
Debt repayment final amount		$ 29,700
Adjustment to interest rate basis		2.19%
Credit facility covenant, required adjusted tangible net worth		$ 200,000
Credit Agricole Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings		135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets		25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 20,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt		6.00%
Credit Agricole Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.19%